UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® High Yield Municipal Trust

5/31/08

CMU-SEM

MFS® High Yield Municipal Trust

New York Stock Exchange Symbol:  CMU

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries (i)
Healthcare Revenue – Long-Term Care	20.0%
Healthcare Revenue – Hospitals	18.7%
Tax Assessment	8.9%
Tobacco	6.0%
Multi-Family Housing Revenue	5.6%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Credit quality of bonds (r)
AAA	24.2%
AA	3.0%
A	5.9%
BBB	22.7%
BB	5.3%
B	2.0%
CCC	1.4%
Not Rated	35.5%

Portfolio facts
Average Duration (d)(i)	10.1
Average Life (i)(m)	15.2 yrs.
Average Maturity (i)(m)	17.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

Percentages are based on net assets, including preferred shares, as of 5/31/08, unless otherwise stated.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Senior Municipal Analyst for Liberty Funds Group prior to 2002. Portfolio manager of the fund since June 2007.
Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio manager of the fund since June 2007.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary
Six Months Ended 5/31/08	Date		Price
Net Asset Value	5/31/08		$4.95
	11/30/07		$5.34
New York Stock Exchange Price	5/31/08		$5.12
	2/13/08	(high) (t)	$5.45
	12/21/07	(low) (t)	$4.65
	11/30/07		$4.90

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	7.93%

Net Asset Value (r)	(4.21)%

Lehman Brothers Municipal Bond Index (f)	1.44%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

Benchmark Definition

Lehman Brothers Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in tax-exempt bonds and tax-exempt notes. This policy may not be changed without shareholder approval. Tax-exempt bonds and tax-exempt notes are municipal instruments, the interest of which is exempt from federal income tax. Interest from the fund’s investments may be subject to the federal alternative minimum tax.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. To the extent that the fund participates in the creation of tender option bonds, it will hold more concentrated positions in individual securities and so its performance may be more volatile than the performance of more diversified funds. A tender option bond issue may terminate upon the occurrence of certain enumerated events, which would result in a reduction to the fund’s leverage. In connection with the creation of tender option bonds and for other investment purposes, the fund may invest in inverse floating rate investments, whose potential income return is inversely related to changes in a floating interest rate. Inverse floating rate investments may provide investment leverage and be more volatile than other debt instruments. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Common shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the “Plan Agent”), as agent under the fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the fund declare a dividend or determine to make a capital gain distribution payable either in shares of the fund or in cash, as shareholders may have elected, non participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the fund. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the fund at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of fund shares at such time, or if the fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant’s account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

Participants in the Plan have the option of making additional cash payments to the Plan Agent semi-annually, for investment in the fund’s shares. Such payments may be made in any amount from $100 to $500. State Street will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase fund shares in the open market semiannually. Interest will not be paid on any uninvested cash payments. In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Dividend Reinvestment and Cash Purchase Plan – continued

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the fund. There will be no brokerage charges with respect to shares issued directly by the fund as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or distributions as well as from voluntary cash payments. Brokerage charges for purchasing small amounts of stock for individual accounts under the voluntary cash purchase provisions of the Plan are expected to be less than the usual brokerage charges for individual transactions of comparable size, because the Plan Agent will be purchasing shares for all participants in blocks and charging to cash purchase Plan participants a pro rated portion of the lower commissions usually obtainable on such block purchases.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Contact the Plan Agent for more information regarding the Plan. All communication concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43078, Providence, RI 02940-3078, by phone at 1-800-637-2304 or by going to the Plan Agent’s website at www.computershare.com.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•

Purchases for reinvested dividends are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater.

•	You can buy shares of the fund through the Plan Agent on a quarterly basis. Investments may be made in any amount of $100 or more. Contact the Plan Agent for further information.
•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

Dividend Reinvestment and Cash Purchase Plan – continued

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 160.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 6.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$402,334
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, FSA, 5%, 2025	3,000,000	2,958,720
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	513,365
Port Authority NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030 (f)	4,450,000	4,435,182

		$8,309,601
General Obligations - General Purpose - 3.2%
New York, NY, “H”, IBC, “N”, MBIA, 5.125%, 2025	$3,510,000	$3,548,505
Puerto Rico Government Development Bank, “B”, 5%, 2015	400,000	412,340
State of California, 5.25%, 2023	380,000	409,051

		$4,369,896
General Obligations - Schools - 0.5%
Irving, TX, Independent School District, “A”, 0%, 2016	$1,000,000	$730,590

Healthcare Revenue - Hospitals - 30.5%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$435,000	$367,823
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	525,975
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	625,000	650,786
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	870,000	886,948
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	238,644
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	635,000	673,341
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,200,000	1,190,052
Cass County, MO, Hospital Rev., 5.625%, 2038	185,000	172,971
Colorado Health Facilities Authority Rev. (National Jewish Medical & Research Center), 5.375%, 2016	1,500,000	1,513,785
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	575,000	586,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	$520,000	$529,365
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	350,000	355,344
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	850,000	862,979
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	1,400,000	1,416,142
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	547,980
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	770,000	778,970
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	545,000	548,367
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)	170,000	172,326
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	373,490
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	77,152
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	90,000	78,236
Highland County, OH, Joint Township, Hospital District Facilities Rev., 6.75%, 2009 (c)	670,000	720,391
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,405,078
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	870,000	880,901
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	1,090,000	1,122,013
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	435,000	359,354
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	540,450
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,125,000	995,231
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	660,000	671,702
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	408,289
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	250,000	241,570
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,120,000	1,098,429
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	220,000	213,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	$830,000	$789,870
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	56,660
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	55,988
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	365,000	369,409
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	400,000	405,876
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	440,000	439,265
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	80,000	77,458
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	120,000	119,473
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	620,000	623,894
Massachusetts Health & Educational Facilities (Quincy Medical Center) “A”, 6.5%, 2038	340,000	338,640
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	750,000	904,238
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	256,695
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	498,420
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	250,000	283,140
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	300,000	300,570
Minneapolis & St. Paul Redevelopment Authority Rev. (HealthPartners), 5.625%, 2022	200,000	202,208
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	112,436
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	620,000	548,353
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	197,232
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,423
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	512,086
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	533,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	$285,000	$266,199
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	166,748
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	480,000	448,046
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	608,484
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	985,000	869,538
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	90,000	87,694
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	525,000	520,527
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	250,000	253,738
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	507,500
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	551,067
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	463,385
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	700,000	561,267
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,016,754
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	207,485
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	169,607
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)	750,000	835,073
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	101,812
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	400,000	409,908
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	605,000	666,408
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	358,908
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	756,968
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.75%, 2012 (c)	450,000	497,511
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	830,748

		$42,010,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 32.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$750,000	$712,402
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	203,506
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	234,887
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	250,000	250,357
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	82,413
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	105,703
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	500,000	503,600
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	700,000	797,174
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	592,665
Carlton, MN, Health & Housing Facilities Rev. (Inter-Faith Social Services, Inc.), 7.5%, 2010 (c)	235,000	257,379
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,004,400
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	1,002,930
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	750,000	713,738
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	530,000	536,810
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	452,750
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	931,920
Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), “A”, ETM, 5.45%, 2008 (c)	55,000	55,138
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	424,984
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	430,000	422,729
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	493,835
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	1,237,710

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	$600,000	$510,582
Houston, TX, Health Facilities Development Corp., (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	595,465
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	163,470
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	408,295
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	604,676
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	946,180
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	650,000	744,744
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	532,061
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	1,015,000	981,840
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	915,000	1,092,053
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	539,281
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,344,168
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	520,000	443,466
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	235,853
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	925,000	874,319
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,140,000	1,014,406
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 6.5%, 2029	395,000	431,810
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	750,000	676,965
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	542,393
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	325,000	359,587
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	400,000	422,452
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2009 (c)	250,000	262,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$695,000	$631,136
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,090,000	1,078,762
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	165,673
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	39,919
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	250,000	251,030
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	127,408
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	780,000	722,670
Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement Center), “A-1”, 5.25%, 2026	250,000	226,910
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	521,870
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	141,102
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	558,174
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	1,100,000	1,015,091
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	377,548
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	273,969
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	444,185
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	422,245
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	800,100
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	350,000	292,173
New Jersey Economic Development Authority Rev., First Mortgage (Winchester), “A”, 5.75%, 2024	500,000	489,070
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2009 (c)	980,000	1,058,263
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,409,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	$1,025,000	$1,015,068
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	356,657
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	288,756
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	263,774
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	233,085
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	343,084
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	162,288
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	431,770
Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages), 9.25%, 2022	890,000	867,403
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	537,798
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,155,013
Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), “A”, 8.5%, 2033	600,000	600,870
Wisconsin Health & Educational Facilities Authority Rev. (Attic Angel Community, Inc.), 5.75%, 2008 (c)	875,000	907,655
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,000,000	961,220
Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home), 5.7%, 2028	750,000	672,218
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	90,000	84,472
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	185,000	169,997

		$44,842,091
Healthcare Revenue - Other - 0.5%
Wisconsin Health & Educational Facilities Authority Rev. (Blood Center Southeastern Project), 5.75%, 2034	$750,000	$747,990

Industrial Revenue - Airlines - 3.7%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,640,000	$847,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$1,745,000	$962,646
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	875,000	714,726
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	750,000	402,427
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	1,250,000	1,298,650
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	365,000	343,560
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	505,130

		$5,074,510
Industrial Revenue - Chemicals - 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$360,800

Industrial Revenue - Environmental Services - 0.8%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$250,625
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	502,210
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	360,000	316,890

		$1,069,725
Industrial Revenue - Metals - 0.4%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$170,000	$169,065
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	435,000	418,692

		$587,757
Industrial Revenue - Other - 4.3%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$328,877
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	1,000,000	1,016,960
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	392,183
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	475,000	469,918

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	$500,000	$482,240
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	1,008,580
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	991,890
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	255,823
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	394,524
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	655,000	650,402

		$5,991,397
Industrial Revenue - Paper - 3.4%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$998,830
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	334,808
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	400,000	395,780
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	933,710
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects) “A”, 5%, 2026	980,000	816,614
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	228,720
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	595,000	630,242
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	400,000	371,384

		$4,710,088
Miscellaneous Revenue - Entertainment & Tourism - 2.6%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$775,000	$791,926
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	170,000	176,246
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	720,000	751,342
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	583,121
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	614,306
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	400,000	401,292
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	280,000	253,764

		$3,571,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 1.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$115,000	$111,779
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	357,220
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC, 5.25%, 2023	500,000	485,605
Philadelphia, PA, Industrial Development Airport Rev. (Aero Philadelphia LLC), 5.25%, 2009	95,000	95,097
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	655,000	620,678
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	274,107

		$1,944,486
Multi-Family Housing Revenue - 9.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$510,635
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	660,000	618,453
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,075,380
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (a)(n)	500,000	543,720
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	502,390
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037	655,000	610,080
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	998,406	926,421
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	295,000	297,944
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	290,000	293,030
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	500,000	486,430
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	497,885
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	478,735
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	576,734
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (n)	1,000,000	1,009,830
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	439,790
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	450,084
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	482,510
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	1,770,000	1,752,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	$617,000	$302,330
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	850,000	772,616

		$12,627,297
Sales & Excise Tax Revenue - 7.8%
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024	$500,000	$507,585
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2013	5,000,000	4,066,900
Metropolitan Pier & Exposition Authority, State Tax Rev., FGIC, 0%, 2014	3,990,000	3,134,863
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2015	3,000,000	2,255,280
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014 (c)	1,010,000	807,748

		$10,772,376
Single Family Housing - Local - 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$733,948	$670,307
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	938,820

		$1,609,127
Single Family Housing - State - 0.3%
Kentucky Counties Single Family Mortgage Rev., “A”, MBIA, 9%, 2016	$5,000	$5,009
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	485,000	469,917

		$474,926
Solid Waste Revenue - 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,000,000	$1,003,350

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,692
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	477,935

		$575,627
State & Local Agencies - 4.4%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$501,085
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., SBHAC, 5%, 2038	2,500,000	2,510,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	$700,000	$671,468
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	1,000,000	1,014,150
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	373,092
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	92,925
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	820,000	952,479

		$6,115,424
Tax - Other - 1.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$772,567
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	490,395
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	120,000	113,699

		$1,376,661
Tax Assessment - 14.6%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$468,455
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	150,000	112,704
Celebration Community Development District, FL, “A”, 6.4%, 2034	710,000	731,364
Channing Park Community Development District, FL, 5.3%, 2038	400,000	306,352
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	320,298
Colonial Country Club Community Development District, FL, 6.4%, 2033	475,000	485,958
Double Branch Community Development District, FL, “A”, 6.7%, 2034	480,000	492,638
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	213,530
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	225,000	212,274
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	90,000	76,678
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	545,000	503,842
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	325,000	292,588
Homestead 50 Community Development District, FL, “A”, 6%, 2037	375,000	319,759
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	170,000	161,386
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	511,510
Islands at Doral Southwest Community Development District, FL, 6.375%, 2013 (c)	245,000	275,196
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2008 (c)	615,000	625,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	$440,000	$495,823
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	236,840
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	630,000	551,181
Main Street Community Development District, FL, “A”, 6.8%, 2038	295,000	293,481
Main Street Community Development District, FL, “B”, 6.9%, 2017	225,000	224,096
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	426,140
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,125,000	1,072,283
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	300,000	225,267
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	125,519
Orange County, CA, Community Facilities Tax No 99, (Ladera Ranch), “A”, 6.5%, 2009 (c)	1,000,000	1,070,350
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	471,425
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	45,000	44,415
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	283,395
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,500,000	1,391,010
Pontiac, MI, Tax Increment Finance Authority Rev., 6.375%, 2012 (c)	450,000	507,645
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	241,524
Redwood City, CA, Special Tax Community Facilities, (District 1 Redwood), “B”, 6%, 2033	300,000	299,193
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018	1,015,000	640,901
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	800,000	602,328
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	585,000	575,014
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	200,000	150,098
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1, 6.125%, 2033	355,000	346,501
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	585,000	556,815
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	160,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	$484,000	$437,018
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	395,218
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	238,296
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	980,000	815,056
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	585,000	502,720
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, MBIA, 0%, 2024	1,325,000	579,250

		$20,069,452
Tobacco - 10.0%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$1,610,000	$1,453,234
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	2,810,000	2,397,380
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	785,000	732,758
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	3,500,000	191,940
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,495,000	1,622,987
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,135,000	881,157
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,815,000	239,362
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,503,757
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,115,000	2,051,360
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San Diego County Tobacco Asset Securitization Corp.), 0%, 2046	6,000,000	340,020
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	500,000	501,575
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,000,000	1,165,080
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	638,926

		$13,719,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 4.7%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,248,975
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	3,000,000	1,810,890
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	995,000	1,125,932
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	3,000,000	2,238,000

		$6,423,797
Universities - Colleges - 1.1%
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$100,885
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	500,000	502,235
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	570,000	568,398
West Virginia University Rev. (West Virginia University Project), “A”, AMBAC, 0%, 2025	750,000	311,565

		$1,483,083
Universities - Dormitories - 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$666,116
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	449,980

		$1,116,096
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,035,000	$1,058,101
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	425,000	382,899
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	438,962

		$1,879,962
Utilities - Cogeneration - 2.1%
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	$2,000,000	$2,009,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	333,072
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	505,951

		$2,848,723

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 5.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$220,000	$210,619
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	483,538
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	45,000	41,044
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	1,000,000	1,002,630
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024	1,000,000	997,760
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	1,500,000	1,333,665
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,499,865
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	245,495
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	400,000	408,468
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	430,000	422,161
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	141,353
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	155,000	148,391
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	499,965

		$7,434,954
Utilities - Municipal Owned - 0.3%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$430,000	$450,662

Utilities - Other - 1.2%
Main Street Natural Gas, Inc. Gas Revenue, “B”, 5%, 2019	$325,000	$309,400
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	335,000	311,969
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	623,946
Tennessee Energy Acquisition Corp. Gas Revenue, “A”, 5.25%, 2026	165,000	161,202
Tennessee Energy Acquisition Corp. Gas Revenue, “C”, 5%, 2025	240,000	226,339

		$1,632,856

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 3.3%
Massachusetts Water Resources Authority, “D”, MBIA, 5%, 2024	$2,000,000	$2,021,840
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	689,361
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	141,010
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, MBIA, 5%, 2032	1,020,000	1,029,700
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	638,743

		$4,520,654
Total Municipal Bonds (Identified Cost, $226,364,542)		$220,456,231

Floating Rate Demand Notes - 1.4%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 1.3%, due 6/02/08	$900,000	$900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	300,000	300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 1.31%, due 6/02/08	200,000	200,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 1.35%, due 6/02/08	300,000	300,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.13%, due 6/02/08	200,000	200,000

Total Floating Rate Demand Notes, at Cost		$1,900,000
Total Investments (Identified Cost, $228,264,542)		$222,356,231

Other Assets, Less Liabilities - 3.9%		5,445,049
Preferred Shares (Issued by the Fund) - (65.3)%		(90,000,000)
Net Assets applicable to common shares - 100.0%		$137,801,280

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,566,552 representing 3.3% of net assets applicable to common shares.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$776,123	$791,926
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	170,000	176,246
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	751,342
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	450,084
Total Restricted Securities			$2,169,598
% of Net Assets Applicable to Common Shares			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Derivative Contracts at 5/31/08

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	66	$7,491,000	Sep-08	$19,878
U.S. Treasury Note 10 yr (Short)	623	70,029,094	Sep-08	87,481
				$107,359

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $228,264,542)	$222,356,231
Cash	35,299
Receivable for investments sold	1,954,375
Interest receivable	3,835,524
Receivable from investment adviser	12,584
Other assets	39,206
Total assets		$228,233,219
Liabilities
Distributions payable on common shares	$39,239
Distributions payable on preferred shares	44,424
Payable for daily variation margin on open futures contracts	189,781
Payable to affiliates
Management fee	12,117
Transfer agent and dividend disbursing costs	3,106
Administrative services fee	320
Payable for independent trustees’ compensation	20,236
Accrued expenses and other liabilities	122,716
Total liabilities		$431,939
Preferred shares
Auction preferred shares (3,600 shares issued and outstanding at $25,000 per share) at liquidation value		$90,000,000
Net assets applicable to common shares		$137,801,280
Net assets consist of
Paid-in capital – common shares	$199,564,537
Unrealized appreciation (depreciation) on investments	(5,800,952)
Accumulated net realized gain (loss) on investments	(56,466,763)
Undistributed net investment income	504,458
Net assets applicable to common shares		$137,801,280
Preferred shares, at value (3,600 shares issued and outstanding at $25,000 per share)		$90,000,000
Net assets including preferred shares		$227,801,280
Common shares of beneficial interest outstanding		27,833,931
Net asset value per common share (net assets of $137,801,280 / 27,833,931 shares of beneficial interest outstanding)		$4.95

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$7,217,448
Expenses
Management fee	$746,725
Transfer agent and dividend disbursing costs	20,245
Administrative services fee	19,794
Independent trustees’ compensation	10,519
Stock exchange fee	8,347
Preferred shares remarketing agent fee	112,937
Custodian fee	16,632
Shareholder communications	20,000
Auditing fees	32,859
Legal fees	8,752
Miscellaneous	17,536
Total expenses		$1,014,346
Fees paid indirectly	(15,376)
Reduction of expenses by investment adviser	(12,922)
Net expenses		$986,048
Net investment income		$6,231,400
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(829,347)
Futures contracts	(1,579,369)
Net realized gain (loss) on investments		$(2,408,716)
Change in unrealized appreciation (depreciation)
Investments	$(8,471,322)
Futures contracts	85,997
Net unrealized gain (loss) on investments		$(8,385,325)
Net realized and unrealized gain (loss) on investments		$(10,794,041)
Distributions declared to preferred shareholders		$(1,683,298)
Change in net assets from operations		$(6,245,939)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$6,231,400	$12,633,718
Net realized gain (loss) on investments	(2,408,716)	(8,157,800)
Net unrealized gain (loss) on investments	(8,385,325)	(10,342,754)
Distributions declared to preferred shareholders	(1,683,298)	(3,347,414)
Change in net assets from operations	$(6,245,939)	$(9,214,250)
Distributions declared to common shareholders
From net investment income, common shares	$(4,506,561)	$(8,531,867)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$114,449	$249,082
Total change in net assets	$(10,638,051)	$(17,497,035)
Net assets applicable to common shares
At beginning of period	148,439,331	165,936,366
At end of period (including undistributed net investment income of $504,458 and $462,917, respectively)	$137,801,280	$148,439,331

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
			2007		2006	2005	2004	2003

Net asset value, beginning of period	$5.34		$5.98		$5.76	$5.69	$5.85	$5.82
Income (loss) from investment operations
Net investment income (d)	$0.22		$ 0.45	(z)	$0.45	$0.45	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	(0.39)		(0.66	)(z)	0.23	0.08	(0.15)	0.02
Distributions declared to preferred shareholders	(0.06)		(0.12)		(0.11)	(0.08)	(0.04)	(0.03)
Total from investment operations	$(0.23)		$(0.33)		$0.57	$0.45	$0.26	$0.46
Less distributions declared to shareholders
From net investment income, common shares	$(0.16)		$(0.31)		$(0.35)	$(0.38)	$(0.42)	$(0.43)
Net asset value, end of period	$4.95		$5.34		$5.98	$5.76	$5.69	$5.85
Common share market value, end of period	$5.12		$4.90		$5.96	$5.36	$5.66	$5.65
Total return at common share market value (%) (p)	7.93	(n)	(13.21)		17.99	1.36	7.86	7.35
Total return at net asset value (%) (p)(t)	(4.21	)(n)	(5.73)		10.17	8.35	4.72	8.29
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.45	(a)	1.39		1.39	1.40	1.42	1.39
Expenses after expense reductions (f)(p)	1.43	(a)	1.39		N/A	N/A	N/A	N/A
Net investment income (p)	8.92	(a)	7.87	(z)	7.62	7.73	7.79	8.17
Portfolio turnover	15		29		33	18	16	15
Net assets at end of period (000 Omitted)	$137,801		$148,439		$165,936	$159,792	$157,757	$161,994

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)	Years ended 11/30
		2007	2006	2005	2004	2003

Supplemental Ratios (%):
Net investment income available to common shares	6.51	5.78	5.74	6.46	7.15	7.61
Senior Securities:
Total preferred shares outstanding	3,600	3,600	3,600	3,600	3,600	3,600
Asset coverage per preferred share (k)	$63,278	$66,233	$71,093	$69,387	$68,821	$69,998
Involuntary liquidation preference per preferred share (o)	$25,000	$25,000	$25,015	$25,010	$25,004	$25,006
Average market value per preferred share (m)(x)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	Calculated by subtracting the fund’s total liabilities (not including auction preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for the year ended November 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation

Notes to Financial Statements (unaudited) – continued

on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$222,356,231	$—	$222,356,231
Other Financial Instruments	$107,359	$—	$—	$107,359

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds and expiration of capital loss carryforwards.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$390
Tax-exempt income	11,878,891
Total distributions	$11,879,281

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$228,047,673
Gross appreciation	7,440,923
Gross depreciation	(13,132,365)
Net unrealized appreciation (depreciation)	$(5,691,442)

As of 11/30/07
Undistributed ordinary income	$2,428
Undistributed tax-exempt income	644,729
Capital loss carryforwards	(50,458,165)
Post-October capital loss deferral	(3,771,868)
Other temporary differences	(184,240)
Net unrealized appreciation (depreciation)	2,756,359

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(13,036,764)
11/30/09	(3,114,307)
11/30/10	(7,684,792)
11/30/11	(4,393,912)
11/30/12	(4,060,511)
11/30/14	(7,119,782)
11/30/15	(11,048,097)
$(50,458,165)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of auction preferred shares). The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.87% annually of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue through November 30, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended May 31, 2008, this reduction amounted to $12,584 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $9,528. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, no out-of-pocket costs were incurred by the fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets (including the value of auction preferred shares).

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $20,236 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $601 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $338, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $33,174,238 and $38,334,707, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008 and the year ended November 30, 2007, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	23,647	$114,449	42,670	$249,082

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $158 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Auction Preferred Shares

The fund issued 3,600 shares of Auction Preferred Shares (APS). Dividends are cumulative at a rate that is reset every seven days through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including MFS High Yield Municipal Trust, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2008, the APS dividend rates ranged from 2.48% to 5.09%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been.

The fund pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid

Notes to Financial Statements (unaudited) – continued

dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the trust’s By-Laws and the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS High Yield Municipal Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS High Yield Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and its financial highlights for the year then ended and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the four years in the period then ended November 30, 2006 were audited by another independent registered accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 1,561 registered shareholders and approximately 6,858 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 –12/31/07	0	N/A	0	0
1/1/08 – 1/31/08	0	N/A	0	0
2/1/08 – 2/29/08	0	N/A	0	0
3/1/08 – 3/31/08	0	N/A	0	2,781,028
4/1/08 – 4/30/08	0	N/A	0	2,781,028
5/1/08 – 5/31/08	0	N/A	0	2,781,028

Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 2,781,028.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 18, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2008

*	Print name and title of each signing officer under his or her signature.